Contingencies and Significant Estimates - Narrative (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Product Warranty Liability [Line Items]
Accruals for environmental matters	$ 300,000	$ 400,000
Period over which product liability self-insurance retention levels have fluctuated (in years)	10 years	10 years
Product liability reserves	$ 3,100,000	$ 2,600,000	$ 2,200,000
Product liability reserves for actual cases	1,200,000	900,000	200,000
Product liability reserves for claims incurred but not reported	1,900,000	1,700,000	2,000,000
Product warranties accrual	36,600,000	40,000,000	42,000,000	$ 38,300,000
Product warranties	31,100,000	34,300,000	$ 36,000,000
Minimum
Product Warranty Liability [Line Items]
Product liability self-insurance retention levels per occurrence	100,000	100,000
Maximum
Product Warranty Liability [Line Items]
Product liability self-insurance retention levels per occurrence	$ 300,000	$ 250,000